Loan-to-Value and Debt Service Coverage Ratio Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 11,890,073	$ 10,482,229
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 11,798,939	$ 10,400,141
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,926,527	$ 3,881,807
Mortgage loan, loan to value percentage	33.30%	37.30%
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 4,508,206	$ 3,956,717
Mortgage loan, loan to value percentage	38.20%	38.00%
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,119,921	$ 2,015,141
Mortgage loan, loan to value percentage	26.40%	19.40%
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 244,285	$ 375,670
Mortgage loan, loan to value percentage	2.10%	3.60%
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		$ 170,806
Mortgage loan, loan to value percentage		1.70%
Mortgage Receivable | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 10,473,247	$ 9,134,038
Mortgage Receivable | Greater than 1.4x | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	3,742,536	3,694,757
Mortgage Receivable | Greater than 1.4x | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	4,205,942	3,740,956
Mortgage Receivable | Greater than 1.4x | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	2,449,915	1,442,783
Mortgage Receivable | Greater than 1.4x | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	74,854	198,103
Mortgage Receivable | Greater than 1.4x | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		57,439
Mortgage Receivable | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	1,044,891	1,046,015
Mortgage Receivable | 1.2x To 1.4x | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	52,805	133,289
Mortgage Receivable | 1.2x To 1.4x | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	225,433	173,453
Mortgage Receivable | 1.2x To 1.4x | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	597,222	502,746
Mortgage Receivable | 1.2x To 1.4x | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	169,431	153,481
Mortgage Receivable | 1.2x To 1.4x | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		83,046
Mortgage Receivable | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	200,000	154,614
Mortgage Receivable | 1.0x To 1.2x | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	64,700	53,761
Mortgage Receivable | 1.0x To 1.2x | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	62,516	23,378
Mortgage Receivable | 1.0x To 1.2x | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	72,784	26,005
Mortgage Receivable | 1.0x To 1.2x | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		24,086
Mortgage Receivable | 1.0x To 1.2x | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		27,384
Mortgage Receivable | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	80,801	65,474
Mortgage Receivable | Less than 1.0x | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	66,486
Mortgage Receivable | Less than 1.0x | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 14,315	18,930
Mortgage Receivable | Less than 1.0x | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		43,607
Mortgage Receivable | Less than 1.0x | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		$ 2,937